Other Assets - Derivative Instruments Narrative (Details ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Derivative [Line Items]
Notional Amount	$ 900,000
Average maturity term of swaps	48 months
Maximum maturity term of swaps	60 months
Designated as Hedging Instrument
Derivative [Line Items]
Derivative, terminated amount				$ 4,100,000
Swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Loss on derivative	$ 598	$ 4,300	$ 16,500
Realized loss		$ 9,400	$ 17,700